Costs and expenses by nature: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses by nature:
Short term benefits	$ 1,167,302	$ 1,039,883	$ 1,199,217
Electric power	419,909	382,026	474,719
Maintenance and conservation	611,274	447,884	699,557
Professional fees	225,321	251,621	308,740
Insurance and bonds	227,342	127,750	225,252
Surveillance services	294,807	275,206	325,613
Cleaning services	209,447	207,599	232,219
Technical assistance	391,698	175,615	404,086
Right of use of assets under concession	948,062	535,379	986,850
Amortization and depreciation of intangible assets, furniture and equipment	1,993,342	1,934,766	1,836,897
Consumption of commercial items	333,192	169,298	323,899
Construction services	3,146,166	3,657,086	1,236,193
Termination benefits	2,866	2,382	1,922
Employees' statutory profit sharing	84,670	3,115	10,250
Impairment of accounts receivable	9,331	154,417	12,127
Other	62,258	143,409	267,521
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	$ 10,126,987	$ 9,507,436	$ 8,545,062